Income statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income statement
Turnover	R 289,696	R 272,746	R 201,910
Materials, energy and consumables used	(152,297)	(123,999)	(85,370)
Selling and distribution costs	(10,470)	(8,677)	(8,026)
Maintenance expenditure	(15,076)	(13,322)	(12,115)
Employee-related expenditure	(33,544)	(32,455)	(32,848)
Depreciation and amortisation	(16,491)	(14,073)	(17,644)
Other expenses and income	(9,023)	(31,834)	(6,884)
Equity accounted profits, net of tax	2,623	3,128	814
Operating profit before remeasurement items	55,418	51,514	39,837
Remeasurement items affecting operating profit	(33,898)	9,903	(23,218)
Earnings before interest and tax (EBIT)	21,520	61,417	16,619
Finance income	2,253	1,020	856
Finance costs	(9,259)	(6,896)	(6,758)
Earnings before tax	14,514	55,541	10,717
Taxation	(5,181)	(13,869)	(185)
Earnings for the year	9,333	41,672	10,532
Attributable to
Owners of Sasol Limited	8,799	38,956	9,032
Non-controlling interests in subsidiaries	534	2,716	1,500
Earnings for the year	R 9,333	R 41,672	R 10,532
Per share information
Basic earnings per share (in rand per share)	R 14.00	R 62.34	R 14.57
Diluted earnings per share (in rand per share)	R 13.02	R 61.36	R 14.39